UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2010 (Unaudited)
Thunderstorm Value Fund

			Shares	Value
COMMON STOCKS - 96.82%
Ambulatory Health Care Services - 2.54%
Amedisys, Inc. (a)			4,800	$276,720
Animal Production - 2.06%
Cal-Maine Foods, Inc.			7,000	224,420
Chemical Manufacturing - 5.46%
Innophos Holdings, Inc.			7,000	162,540
Merck & Co Inc.			8,000	295,040
OM Group, Inc. (a)			4,000	137,680
				595,260
Computer and Electronic Product Manufacturing - 12.51%
Analog Devices, Inc.			15,000	438,600
Garmin Ltd.			11,300	361,035
Sparton Corp. (a)			31,000	178,250
Western Digital Corp. (a)			10,000	386,300
				1,364,185
Construction of Buildings - 1.67%
Urbi Desarrollos Urbanos SAB de CV (a)			80,900	182,143
Credit Intermediation and Related Activities - 3.97%
China Construction Bank Corp.			350,000	264,682
Cullen Frost Bankers, Inc.			3,106	168,190
				432,872
Electrical Equipment, Appliance, and Component Manufacturing - 2.14%
Powell Industries, Inc. (a)			8,100	233,280
Electronics and Appliance Stores - 0.66%
GameStop Corp. (a)			4,200	72,240
Fabricated Metal Product Manufacturing - 1.85%
Ladish, Inc. (a)			12,000	201,840
Food Manufacturing - 7.09%
Nestle SA			9,000	447,801
Seaboard Corp.			256	325,376
				773,177
Insurance Carriers and Related Activities - 1.79%
HCC Insurance Holdings, Inc.			7,000	195,300
Machinery Manufacturing - 5.60%
Baldwin Technology, Inc. (a)			70,000	70,700
Esterline Technologies Corp. (a)			5,000	205,750
Twin Disc, Inc.			18,500	202,205
United Tractors Tbk PT			72,000	132,276
				610,931
Management of Companies and Enterprises - 2.53%
Jardine Matheson Holdings Ltd.			10,081	275,614
Mining (except Oil and Gas) - 6.43%
BHP Billiton Ltd.			10,000	368,339
Cliffs Natural Resources Inc.			5,900	332,760
				701,099
Motor Vehicle and Parts Dealers - 1.21%
Astra International Tbk PT			34,000	132,030
Oil and Gas Extraction - 3.99%
CNOOC Ltd.			276,000	435,220
Primary Metal Manufacturing - 2.39%
Commercial Metals Co.			15,880	260,432
Professional, Scientific, and Technical Services - 1.66%
Boots & Coots, Inc. (a)			100,000	181,000
Publishing Industries (except Internet) - 3.32%
Autodesk, Inc. (a)			13,000	362,440
Support Activities for Mining - 7.35%
Oceaneering International Group, Inc. (a)			4,500	272,025
Rowan Cos, Inc. (a)			5,000	130,100
Transocean Ltd. (a)			5,000	399,100
				801,225
Support Activities for Transportation - 1.80%
Tidewater, Inc.			4,400	196,108
Telecommunications - 3.16%
China Mobile Ltd.			10,000	98,684
Mobile Telesystems OJSC - ADR			4,700	246,045
				344,729
Textile Mills - 1.90%
Texwinca Holdings Ltd.			230,000	207,120
Transportation Equipment Manufacturing - 7.24%
Elbit Systems Ltd.			3,100	192,262
General Dynamics Corp.			6,600	478,830
NGK Spark Plug Co. Ltd.			10,000	117,958
				789,050
Utilities - 0.81%
Mirant Corp. (a)			7,000	88,060
Water Transportation - 5.69%
Carnival Corp.			10,200	366,792
Overseas Shipholding Group Inc.			5,700	253,593
				620,385
TOTAL COMMON STOCKS (Cost $9,354,645)				$10,556,880
			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 3.26%
Money Market Funds - 3.26%
AIM Liquid Assets Portfolio
0.125% (b)			$355,623	$355,623
TOTAL SHORT TERM INVESTMENTS (Cost $355,623)				$355,623
Total Investments (Cost $9,710,268) - 100.08%				$10,912,503
Liabilities in Excess of Other Assets - (0.08)%				(8,490)
TOTAL NET ASSETS - 100.00%				$10,904,013

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

	Cost of investments	$ 9,710,268
	Gross unrealized appreciation	1,906,956
	Gross unrealized depreciation	(704,721)
	Net unrealized appreciation	$ 1,202,235

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Agriculture, Forestry, and Hunting	$ 224,420	$ -	$ -	$ 224,420
Construction	182,143	-	-	182,143
Finance and Insurance	628,172	-	-	628,172
Health Care and Social Assistance	276,720	-	-	276,720
Information	707,169	-	-	707,169
Management of Companies and Enterprises	275,615	-	-	275,615
Manufacturing	4,902,998	-	-	4,902,998
Mining	1,937,544	-	-	1,937,544
Professional, Scientific, and Technical Services	181,000	-	-	181,000
Retail Trade	204,270	-	-	204,270
Transportation and Warehousing	816,493	-	-	816,493
Utilities	88,060	-	-	88,060
Wholesale Trade	132,276	-	-	132,276
Total Equity	10,556,880	-	-	10,556,880

Short-Term Investments	355,623	-	-	355,623

Total Investments in Securities	$ 10,912,503	$ -	$ -	$ 10,912,503

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010